Schedule of maturity of non-current borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Non-current borrowings	€ 50,726	€ 46,375
Current borrowings	7,107	6,988
Total borrowings	57,834	53,363	€ 26,316
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Non-current borrowings	21,102	5,925
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-current borrowings	15,502	14,270
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Non-current borrowings	12,306	12,559
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current borrowings	674	10,524
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current borrowings	€ 1,143	€ 3,097